Operating costs - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Expenses by nature [abstract]
Personnel costs	€ (161,509)	€ (118,875)		€ (75,819)
Subcontracting	(301,841)	(255,725)		(203,406)
Disposables and lab fees and premise costs	(22,349)	(19,573)		(20,967)
Depreciation	(11,707)	(9,330)		(4,846)
Professional fees	(12,692)	(1,834)		(262)
Other operating expenses	(13,570)	(14,753)		(10,922)
Total R&D expenses	€ (523,667)	€ (420,090)	[1]	€ (316,222)	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.